UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 333-267078
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 2
☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-08142
Amendment No. 13
☒
(Check appropriate box or boxes.)
Nationwide Variable Account-5

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
October 25, 2023

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☒ on October 25, 2023 pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Incorporation by Reference
The prospectus supplement dated May 1, 2023, and the prospectus that was effective May 1, 2023, previously filed with the Commission under SEC file No. 333-267078, are hereby incorporated by reference and made a part of this registration statement.
Prospectus Supplements:
1)
Prospectus Supplement dated May 1, 2023 and filed on April 25, 2023 as document number d495731d497.htm and hereby incorporated by reference.
Prospectus:
1)
Nationwide Personal Income Annuity prospectus effective May 1, 2023 filed on April 21, 2023, registration statement (333-267078), as document number d492595d485bpos.htm and hereby incorporated by reference.
1

Supplement dated October 25, 2023
to the following statutory prospectus(es):
Nationwide Personal IncomeSM Annuity prospectus dated May 1, 2023
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
Effective November 6, 2023, the following changes apply for new contracts:
I.
For contracts issued on or after November 6, 2023, Nationwide is modifying the process described in the Rate Sheet Supplement for determining the applicable rates that will be applied to the contract.
Accordingly, the following changes apply to the prospectus:
(1)
The first paragraph of the Rate Sheet Supplements for the Nationwide Retirement Income Rider provision of the Benefits Under the Contract section is deleted in its entirety and replaced with the following:
Rate Sheet Supplements for the Nationwide Retirement Income Rider
For contracts with applications signed on or after the date of the prospectus, the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. In order to receive the applicable Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which that Rate Sheet Supplement remains in effect. The Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. However, for contracts issued on or after November 6, 2023, as described in the Rate Sheet Supplement, in the event of an intervening Rate Sheet Supplement that increases the applicable Roll-up Interest Rate and/or Lifetime Withdrawal Percentages after the date the application is signed, the new Rate Sheet Supplement in effect on the date the contract is issued may be applied to the contract. Nationwide reserves the right to change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the SEC’s EDGAR system at www.sec.gov (file number: 333-267078).
(2)
The following is added as a new third paragraph in Appendix D: Historical Rates, Periods, and Percentages:
Note: For contracts issued on or after November 6, 2023, as described in the Rate Sheet Supplement, in the event of an intervening Rate Sheet Supplement that increased the applicable Roll-up Interest Rate and/or Lifetime Withdrawal Percentages after the date the application was signed, the new Rate Sheet Supplement in effect on the date the contract was issued may have been applied to the contract. Refer to your contract for the Roll-up Interest Rate, Roll-up Crediting Period, and/or Lifetime Withdrawal Percentages that are applicable to your contract, or contact Nationwide's Service Center.
PROS-____
2

Nationwide Personal IncomeSM Annuity
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2023
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-5
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2023. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-5 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide established the Variable Account on November 1, 1989 pursuant to Ohio law. The Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940.
Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
For the contracts described in the prospectus, Nationwide does not pay the selling firms a marketing allowance in addition to or partially in lieu of commission.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Financial Statements
[To be filed by subsequent Post-Effective Amendment]
Independent Registered Public Accounting Firm
[To be filed by subsequent Post-Effective Amendment]
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
2

Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

PART C. OTHER INFORMATION
Item 27. Exhibits
a)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed with Pre- Effective Amendment No. 1 on November 15, 2022 (File No. 333-267078) and hereby incorporated by reference.
b)
Not Applicable.
c)
Amended and Restated Distribution Agreement dated November 1, 2022 between Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Jefferson National Life Insurance Company, and Nationwide Investment Services Corporation – Filed previously with Post-Effective Amendment No. 29 on November 1, 2022 (333-124048) and hereby incorporated by reference.
d)
The form of the variable annuity contract – Filed previously on November 15, 2022 with Pre-Effective Amendment No. 1 (File No. 333-267078) and hereby incorporated by reference.
1)
Form of Nationwide Retirement Income Rider Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider - Filed previously on November 15, 2022 with Pre-Effective Amendment No. 1 (File No. 333-267078) and hereby incorporated by reference.
2)
Form of Waiver of Contingent Deferred Sales Charge Benefit Endorsement for Long-Term Care and Terminal Illness or Injury - Filed previously on November 15, 2022 with Pre-Effective Amendment No. 1 (File No. 333-267078) and hereby incorporated by reference.
3)
Form of Enhanced Surrender Value for Terminal Illness Endorsement - Filed previously on November 15, 2022 with Pre-Effective Amendment No. 1 (File No. 333-267078) and hereby incorporated by reference.
e)
Variable Annuity Application – Filed previously on November 15, 2022 with Pre-Effective Amendment No. 1 (File No. 333-267078) and hereby incorporated by reference.
f)
Depositor’s Certificate of Incorporation and By-Laws.
1)
Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
2)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
3)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333- 164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
g)
Not Applicable.
h)
Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
2)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
3)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
i)
Form of Administrative Contracts –

The following administrative contract was previously filed and is hereby incorporated by reference.
Service Contract, with Fidelity Distributors Corporation, as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5b.htm
j)
Not Applicable.
k)
Opinion of Counsel – Filed previously on August 26, 2022 with initial registration statement (File No. 333- 267078) and hereby incorporated by reference.
l)
Consent of Independent Registered Public Accounting Firm – [To be filed by subsequent Post-Effective Amendment].
m)
Not Applicable.
n)
Not Applicable.
o)
Form of Initial Summary Prospectus – Filed previously with Pre-Effective Amendment No. 1 on November 15, 2022 (333-267078) and hereby incorporated by reference.
99)
Power of Attorney – Attached hereto.
Item 28. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

President and Chief Operating Officer and Director	Carter, John L.
Executive Vice President-Chief Human Resources Officer	Clements, Vinita J.
Executive Vice President-Chief Technology Officer	Fowler, James R.
Executive Vice President and Director	Frommeyer, Timothy G.
Executive Vice President-Chief Legal Officer	Howard, Mark S.
Executive Vice President-Chief Marketing Officer	Jones, Ramon
Executive Vice President-Chief Strategy and Corporate Development Officer	Mahaffey, Michael W.
Executive Vice President-Chief Customer Officer	Shore, Amy T.
Senior Vice President-NF Strategic Customer Solutions	Ambrozy, Tina S.
Senior Vice President-Strategic Planning	Amodeo, Daniel W.
Senior Vice President-Marketing Management - Financial Services	Bair, Ann S.
Senior Vice President-Corporate Controller and Chief Accounting Officer	Benson, James D.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President-Marketing Content & Delivery	Boyd, Michael A.
Senior Vice President-Legal – NF	Boyer, John N.
Senior Vice President-Chief Diversity & Talent Acquisition Officer	Bretz, Angela D.
Senior Vice President-Chief Technology Officer - Nationwide Financial	Carrel, Michael W.
Senior Vice President-Chief Investment Officer	Coleman, Joel L.
Senior Vice President-Chief Compliance Officer	Dankovic, Rae Ann
Senior Vice President-Chief Risk Officer	Diem, Klaus K.
Senior Vice President-External Affairs	English, Steven M.
Senior Vice President-Trial Division	Failor, Scott E.
Senior Vice President-Chief Financial Officer - Nationwide Financial and Director	Ginnan, Steven A.
Senior Vice President-Annuity Distribution	Guymon, Rona
Senior Vice President-Retirement Solutions Sales	Hawley, Craig A.
Senior Vice President-Nationwide Annuity and Director	Henderson, Eric S.
Senior Vice President-Corporate Operations & Litigation Legal	Innis-Thompson, Janice
Senior Vice President-Investment Management Group	Jestice, Kevin T.
Senior Vice President-Internal Audit	Jordan, Gregory S.
Senior Vice President-Chief Innovation and Digital Officer	Kandhari, Chetan D.
Senior Vice President-Corporate Development	Klett, Angela C.
Senior Vice President-Chief Technology Officer - Corporate Technology	Kolp, Melanie A.
Senior Vice President and Treasurer	LaPaul, David
Senior Vice President-Chief Information Security Officer	Lukens, Todd

Senior Vice President-Marketing Management - P&C	MacKenzie, Jennifer B.
Senior Vice President-IT Chief Financial Officer, Procurement & BTO	O'Brien, Kevin G.
Senior Vice President-Corporate Solutions	Perez, Juan J.
Senior Vice President-Talent & Organization Effectiveness	Pheister, Erin R.
Senior Vice President-Chief Technology Officer - Technology Strategy, Data & Innovation	Richardson, Michael A.
Senior Vice President-Nationwide Retirement Institute	Rodriguez, Kristi L.
Senior Vice President-Corporate Real Estate	Sherry, Kieran P.
Senior Vice President-Finance & Strategy Legal and Corporate Secretary	Skingle, Denise L.
Senior Vice President-Nationwide Life and Director	Snyder, Holly R.
Senior Vice President-Human Resources - IT & Legal	Sorrell, Gary A.
Senior Vice President-Retirement Solutions	Stevenson, Eric
Senior Vice President-Chief Advanced Analytics Officer	Terry, Shannon
Senior Vice President-Chief Technology Officer - Infrastructure & Operations	Vasudeva, Guruprasad C.
Senior Vice President-Human Resources - NF	Webster, Cynthia S.
Director	Walker, Kirt A.
Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal
This is a federal savings bank chartered by the Office of
Thrift Supervision in the United States Department of
Treasury to exercise deposit, lending, agency, custody
and fiduciary powers and to engage in activities
permissible for federal savings banks under the Home
Owners’ Loan Act of 1933.

Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
525 Cleveland Avenue, LLC	Ohio	This is a limited liability company organized under the laws of the State of Ohio. The company was formed to provide remedial real property cleanup prior to sale.
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.

Company	Jurisdiction of Domicile	Brief Description of Business
Jefferson National Financial Corporation[3]	Delaware
A stock corporation. The corporation is the holding
company of Jefferson National Life Insurance Company,
Jefferson National Life Insurance Company of New York,
and JNF Advisors, Inc., offering annuity products and
services.

Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma
This is a limited purpose broker-dealer and distributor of
variable annuities and variable life products for
Nationwide Life Insurance Company and Nationwide Life
and Annuity Insurance Company. The company also
provides educational services to retirement plan sponsors
and its participants.

Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
1
This subsidiary/entity is controlled by its immediate parent through contractual association.
2
This subsidiary/entity files separate financial statements.
3
Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
4
This subsidiary/entity is a business trust.
Item 30. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)
NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:
Jefferson National Life Annuity Account C	Nationwide Variable Account-14
Jefferson National Life Annuity Account E	Nationwide Variable Account-15
Jefferson National Life Annuity Account F	Nationwide VA Separate Account-A

Jefferson National Life Annuity Account G	Nationwide VA Separate Account-B
Jefferson National Life of New York Annuity Account 1	Nationwide VA Separate Account-C
MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
b)
Directors and Officers of NISC:
President and Director	Ambrozy, Tina S.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President and Secretary	Skingle, Denise L.
Vice President-Tax	Eppley, Daniel P.
Vice President and Assistant Secretary	Garman, David A.
Vice President-Chief Compliance Officer	Rabenstine, James J.
Vice President-CFO – Life Insurance	Wild, Keith D.
Associate Vice President and Treasurer	Roswell, Ewan T.
Associate Vice President and Assistant Treasurer	Hacker, Hope C.
Associate Vice President and Assistant Treasurer	Reese, John A.
Associate Vice President and Assistant Treasurer	Walker, Tonya G.
Assistant Secretary	Bowman, Heidi
Assistant Secretary	Dokko, David
Assistant Secretary	Hartman, Mark E.
Director	Henderson, Eric S.
Director	Stevenson, Eric
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Other Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 32. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 33. Management Services
Not Applicable
Item 34. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on August 9, 2023.
Nationwide Variable Account-5
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated, on August 9, 2023.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer and Director
HOLLY R. SNYDER
Holly R. Snyder, Senior Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Executive Vice President and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact